Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Commitments and contingencies
Commitments and contingencies

11.Commitments and contingencies

Vessel acquisition commitments

As of June 30, 2026, the Company had total obligations under Memorandum of Agreement amounting to $79.4 million.

Commitments under time charter agreements

As of June 30, 2026, future minimum contractual time charter revenue, based on the Company’s committed, non-cancellable time charter agreements amounted to $25,446,326, all of which is expected to be recognized within one year.

Contingencies

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Group’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the unaudited condensed consolidated financial statements.